STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3%
Municipal Securities - 4.7%
California Earthquake Authority, Revenue Bonds, Ser. A	5.49	7/1/2024	2,000,000		1,995,670
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,054,527
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		234,579
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. C	0.49	3/15/2024	1,750,000		1,726,284
				6,011,060
U.S. Government Agencies Collateralized Mortgage Obligations - 13.8%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	21,490	[b]	21,359
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	127,212	[b]	125,582
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	80,187	[b]	79,192
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV	4.00	4/15/2031	213,967	[b]	207,272
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	179,103	[b]	175,157
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	417,037	[b]	407,787
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	272,671	[b]	266,571
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	374,890	[b]	366,480
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	192,118	[b]	186,406
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	9,665	[b]	9,579
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	237,874	[b]	235,252
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	76,130	[b]	72,854
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	308,110	[b]	301,113
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	401,833	[b]	382,633
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	112,257	[b]	105,250
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	15,269	[b]	15,196

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 13.8% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	589,594	[b]	555,600
Federal Home Loan Mortgage Corp., REMIC, Ser. 4340, Cl. VD	3.00	7/15/2037	384,924	[b]	377,673
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	148,900	[b]	145,126
Federal Home Loan Mortgage Corp., REMIC, Ser. 4425, Cl. VM	4.00	1/15/2035	600,848	[b]	598,183
Federal Home Loan Mortgage Corp., REMIC, Ser. 4465, Cl. BA	2.50	12/15/2039	141,194	[b]	139,025
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV	3.00	8/15/2027	743,983	[b]	707,120
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD	1.00	6/15/2027	424,416	[b]	405,050
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	4,589	[b]	4,555
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	157,469	[b]	155,591
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	141,335	[b]	138,182
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	587,411	[b]	554,634
Federal National Mortgage Association, REMIC, Ser. 2012-152, CI. PC	1.75	8/25/2042	714,337	[b]	695,297
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	145,832	[b]	138,488
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	478,968	[b]	452,409
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	85,106	[b]	81,206
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	169,853	[b]	160,070
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	548,534	[b]	517,572
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	189,463	[b]	181,905

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 13.8% (continued)
Federal National Mortgage Association, REMIC, Ser. 2015-33, Cl. P	2.50	6/25/2045	748,911	[b]	697,339
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	289,365	[b]	283,684
Federal National Mortgage Association, REMIC, Ser. 2017-99, Cl. VM	3.50	3/25/2029	1,359,801	[b]	1,291,062
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V	3.50	2/25/2048	633,313	[b]	617,414
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	279,808		270,464
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	326,212		310,126
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	266,795		260,862
Government National Mortgage Association, Ser. 2016-23, CI. KA	4.14	1/20/2031	75,705		74,093
Government National Mortgage Association, Ser. 2022-152, Cl. BC	3.00	10/20/2035	1,620,503		1,565,134
Government National Mortgage Association, Ser. 2022-87, Cl. A	3.50	1/20/2040	1,445,492		1,388,222
Government National Mortgage Association, Ser. 2022-90, CI. KB	3.00	9/20/2044	1,348,264		1,265,388
Government National Mortgage Association, Ser. 2022-94, Cl. A	3.50	8/20/2031	648,222		641,013
				17,630,170
U.S. Government Agencies Collateralized Municipal-Backed Securities - 24.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K044, Cl. A2	2.81	1/25/2025	1,421,577	[b]	1,381,226
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K045, Cl. A2	3.02	1/25/2025	1,342,412	[b]	1,305,982
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K725, Cl. A2	3.00	1/25/2024	423,051	[b]	420,708
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2	3.50	1/25/2026	1,475,121	[b]	1,427,330

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 24.5% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	1,149,085	[b]	1,113,836
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	442,621	[b]	429,255
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KW02, Cl. A1	2.90	4/25/2026	1,321,244	[b]	1,300,945
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	691,060	[b]	662,064
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X3FX, Cl. A1FX	3.00	3/25/2025	1,488,414	[b]	1,458,834
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB41, Cl. A10F	2.94	9/25/2027	1,588,604	[b]	1,472,462
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, CI. A5H, (1 Month SOFR +0.81%)	6.13	4/25/2038	550,683	[b,c]	545,971
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	393,501	[b]	391,178
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, CI. A5H	2.24	8/25/2039	677,763	[b]	659,990
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	354,471	[b]	348,433
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	202,164	[b]	198,473
Federal National Mortgage Association, ACES, Ser. 2014-M3, Cl. A2	3.50	1/25/2024	285,672	[b]	284,119
Federal National Mortgage Association, ACES, Ser. 2017-M10, CI. AV2	2.66	7/25/2024	1,142,551	[b]	1,120,961
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.70	7/16/2051	759,456		705,182

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 24.5% (continued)
Government National Mortgage Association, Ser. 2012-142, CI. BC	2.46	3/16/2049	1,148,550		1,034,696
Government National Mortgage Association, Ser. 2012-150, CI. A	1.90	11/16/2052	602,328		495,796
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	256,731		251,448
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	417,372		406,094
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.01	8/16/2053	1,268,472		1,163,396
Government National Mortgage Association, Ser. 2013-29, CI. AB	1.77	10/16/2045	152,567		136,568
Government National Mortgage Association, Ser. 2013-29, CI. AD	1.51	8/16/2041	268,528		260,527
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.87	12/16/2046	801,224		769,674
Government National Mortgage Association, Ser. 2015-188, CI. VD	2.50	3/16/2032	418,391		387,928
Government National Mortgage Association, Ser. 2017-70, CI. A	2.50	10/16/2057	75,342		74,321
Government National Mortgage Association, Ser. 2017-94, CI. AK	2.40	5/16/2051	1,186,705		1,068,042
Government National Mortgage Association, Ser. 2018-123, Cl. D	3.10	1/16/2059	1,152,094		1,080,587
Government National Mortgage Association, Ser. 2018-149, CI. A	3.00	7/16/2048	256,302		240,723
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,233,832		1,174,822
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	1,028,870		935,878
Government National Mortgage Association, Ser. 2022-147, CI. A	2.20	10/16/2062	1,955,247		1,766,037
Government National Mortgage Association, Ser. 2022-3, CI. AM	1.60	9/16/2051	957,877		772,642
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,781,601		2,418,666
Government National Mortgage Association, Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,904,772		1,675,805
				31,340,599
U.S. Government Agencies Mortgage-Backed - 22.4%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			1,754,931	[b]	1,685,712
3.50%, 10/1/2026-5/1/2027			236,503	[b]	231,641
4.50%, 11/1/2024-2/1/2034			266,476	[b]	264,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Mortgage-Backed - 22.4% (continued)
Federal National Mortgage Association:
1.91%, 9/1/2051, (1 Month SOFR +2.35%)			2,292,548	[b,c]	2,104,890
2.25%, 1/1/2024			106,750	[b]	106,186
2.39%, 6/1/2025			452,718	[b]	440,708
2.45%, 4/1/2025			2,662,084	[b]	2,560,048
2.50%, 11/1/2026-3/1/2028			2,178,226	[b]	2,075,237
2.72%, 3/1/2024			2,000,000	[b]	1,979,399
2.88%, 6/1/2024			894,329	[b]	877,311
2.89%, 4/1/2024-1/1/2025			3,000,000	[b]	2,943,985
2.95%, 9/1/2047, (1 Month Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year +1.62%)			1,597,711	[b,c]	1,597,026
2.95%, 11/1/2025			1,000,000	[b]	960,808
3.00%, 1/1/2028			261,396	[b]	252,105
3.06%, 11/1/2049, (1 Month Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year +1.61%)			1,661,504	[b,c]	1,661,236
3.11%, 12/1/2024			1,859,989	[b]	1,813,460
3.20%, 11/1/2049, (1 Month Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year +1.62%)			1,406,872	[b,c]	1,382,690
3.45%, 7/1/2025			1,634,242	[b]	1,588,282
3.50%, 2/1/2031			1,401,350	[b]	1,361,547
4.00%, 7/1/2029-3/1/2034			597,796	[b]	593,380
4.26%, 1/1/2050, (1 Month Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year +1.59%)			1,070,969	[b,c]	1,068,530
5.00%, 3/1/2027			13,468	[b]	13,357
5.10%, 10/1/2024			662,193	[b]	656,422
Government National Mortgage Association I:
4.00%, 8/15/2024-7/15/2027			123,115		122,453
Government National Mortgage Association II:
3.50%, 3/20/2026			71,600		70,276
4.50%, 7/20/2024-5/20/2025			151,271		151,551
				28,562,406
U.S. Treasury Securities - 32.9%
U.S. Treasury Notes	1.50	8/15/2026	4,250,000		3,927,266
U.S. Treasury Notes	3.13	8/15/2025	4,000,000		3,889,766
U.S. Treasury Notes	3.75	4/15/2026	3,000,000		2,944,805
U.S. Treasury Notes	3.88	1/15/2026	4,000,000		3,938,281

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Treasury Securities - 32.9% (continued)
U.S. Treasury Notes	4.00	2/15/2026	4,250,000	4,194,385
U.S. Treasury Notes	4.50	7/15/2026	4,000,000	3,997,656
U.S. Treasury Notes	4.63	10/15/2026	4,000,000	4,015,156
U.S. Treasury Notes	5.00	10/31/2025	5,000,000	[d] 5,023,047
U.S. Treasury Notes	5.00	8/31/2025	5,000,000	5,015,723
U.S. Treasury Notes	5.00	9/30/2025	5,000,000	5,018,848
				41,964,933
Total Bonds and Notes (cost $130,279,855)			125,509,168
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,784,908)	5.41		1,784,908	[e] 1,784,908

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,512,771)	5.41		1,512,771	[e] 1,512,771
Total Investments (cost $133,577,534)			100.9%	128,806,847
Liabilities, Less Cash and Receivables			(0.9%)	(1,192,957)
Net Assets			100.0%	127,613,890

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $1,475,480 and the value of the collateral was $1,512,771. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	3,297,679	-	-	3,297,679
Municipal Securities	-	6,011,060	-	6,011,060
U.S. Government Agencies Collateralized Mortgage Obligations	-	17,630,170	-	17,630,170
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	31,340,599	-	31,340,599
U.S. Government Agencies Mortgage-Backed	-	28,562,406	-	28,562,406
U.S. Treasury Securities	-	41,964,933	-	41,964,933

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized depreciation on investments was $4,770,687, consisting of $148,903 gross unrealized appreciation and $4,919,590 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.